INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign components of loss before income taxes

Domestic and foreign components of loss before income taxes for the years ended June 30, 2017, 2016 and 2015 are as follows:

	For the year ended June 30,
	2017	2016	2015
Canada	$4,897	$4,542	$7,365
United States	9,733	6,866	18,505
Total	$14,630	$11,408	$25,870

Schedule of major components of income tax benefit

Major components of income tax benefit for the year ended June 30, 2017, 2016 and 2015 are as follows:

	For the year ended June 30,
	2017	2016	2015
Current taxes	$—	$—	$—
Deferred taxes:
Canada	—	—	—
United States	—	—	(2,755)
Total deferred tax benefit	—	—	(2,755)
Total income tax benefit	$—	$—	$(2,755)

Schedule of reconciliation of income taxes at statutory rates

The following table is a reconciliation of income taxes at statutory rates with the reported taxes:

	For the year ended June 30,
	2017	2016	2015
Loss before income taxes	$14,630	$11,408	$25,870
Combined federal and provincial statutory income tax rate	26%	26%	26%
Income tax recovery at statutory tax rates	3,804	2,966	6,726
Foreign rate differential	1,218	893	2,405
Warrant expense	(66)	(399)	—
Share based compensation	(383)	(270)	(651)
Change in estimates related to prior years	(664)	(635)	—
Change in valuation allowance	(3,834)	(2,169)	(5,725)
Other	(75)	(386)	—
Income tax benefit	$—	$—	$2,755

Schedule of components of deferred taxes

The significant components of deferred taxes are as follows:

	As of June 30,
	2017	2016
Deferred tax assets
Mineral interest	$9,965	6,555
Net operating losses available for future periods	4,303	3,951
Other	216	144
Total deferred tax assets	14,484	10,650
Valuation allowance	(14,484)	(10,650)
Net deferred tax assets	$—	$—